SCHEDULE OF OTHER INCOME (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other Income
Net profit on disposal of plant and equipment				$ 37,000
Research and development tax incentive income	[1]	2,397,552	997,908	750,000
Export Marketing & Development Grant			100,000
Other income		25,955	116,271	78,001
Government grant income – COVID-19 relief	[2]		287,883	253,139
Net unrealised foreign exchange gain		244,762
Net realised foreign exchange gain		155,122	57,899
Total other income		$ 2,783,391	$ 1,559,961	$ 1,118,140

[1]	R&D tax incentive
[2]	Government Grant income – COVID-19 Relief